UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07634

Name of Fund:  Corporate High Yield Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Corporate High Yield Fund, Inc., 800 Scudders Mill Road,
       Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
       Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2005

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures
("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07634
Reporting Period: 07/01/2003 - 06/30/2004
Corporate High Yield Fund, Inc.









======================= CORPORATE HIGH YIELD FUND, INC. ========================


ABX AIR, INC.

Ticker:       ABXA           Security ID:  00080S101
Meeting Date: MAY 6, 2004    Meeting Type: Annual
Record Date:  MAR 31, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director James E. Bushman          For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

DOMAN INDUSTRIES LTD.

Ticker:       DOM.A          Security ID:  257039AB3
Meeting Date: JUN 4, 2004    Meeting Type: Written Consent
Record Date:  MAY 4, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1      APPROVAL OF THE PLAN                     None                 Management
1     Approve Plan of Compromise and            For       For        Management
      Arrangement


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DOMAN INDUSTRIES LTD.

Ticker:       DOM.A          Security ID:  257039AB3
Meeting Date: JUN 4, 2004    Meeting Type: Written Consent
Record Date:  MAY 4, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1      APPROVAL OF THE PLAN                     None                 Management
1     Approve Plan of Compromise and            For       For        Management
      Arrangement


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund, Inc.

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Corporate High Yield Fund, Inc.

Date: August 10, 2004